Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
Long-term debt

12. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2019	Dec 31, 2018
Revolving credit facility	1,539,225	1,392,206
Senior unsecured notes	385,440	404,001
Long-term debt	1,924,665	1,796,207

The fair value of the revolving credit facility is equal to its carrying value due to the use of short-term borrowing instruments at market rates of interest. The fair value of the senior unsecured notes as at December 31, 2019 was $366.4 million.

The following table reconciles the change in Vermilion’s long-term debt:

	2019	2018
Balance at January 1	1,796,207	1,270,330
Borrowings on the revolving credit facility	207,787	251,155
Assumed on acquisitions (1)	—	188,496
Amortization of transaction costs and prepaid interest	4,379	2,286
Foreign exchange	(83,708)	83,940
Balance at December 31	1,924,665	1,796,207
(1)

Pursuant to the acquisitions described in Note 5 (Business combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion’s revolving credit facility.

Revolving credit facility

At December 31, 2019, Vermilion had in place a bank revolving credit facility maturing May 31, 2023 with the following terms:

	As at
	Dec 31, 2019	Dec 31, 2018
Total facility amount	2,100,000	1,800,000
Amount drawn	(1,539,225)	(1,392,206)
Letters of credit outstanding	(10,230)	(15,400)
Unutilized capacity	550,545	392,394

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion.

The facility bears interest at a rate applicable to demand loans plus applicable margins.

As at December 31, 2019, the revolving credit facility was subject to the following financial covenants:

	As at
Financial covenant	Limit	Dec 31, 2019	Dec 31, 2018
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.94	1.72
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	1.56	1.34
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	13.46	14.57

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS. These financial measures are defined by the revolving credit facility agreement as follows:

•

Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within "Accounts payable and accrued liabilities" but excluding operating leases as defined under IAS 17) on the balance sheet.

•	Consolidated total senior debt: Defined as consolidated total debt excluding unsecured and subordinated debt.
•

Consolidated EBITDA: Defined as consolidated net earnings before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.

•	Consolidated total interest expense: Includes all amounts classified as “Interest expense", but excluding interest on operating leases as defined under IAS 17.

As at December 31, 2019 and 2018, Vermilion was in compliance with the above covenants.

Senior unsecured notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:

•

Prior to March 15, 2020, Vermilion may redeem up to 35% of the original principal amount of the senior unsecured notes with the proceeds of certain equity offerings by the Company at a redemption price of 105.625% of the principal amount plus any accrued and unpaid interest to the applicable redemption date.

•

Prior to March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at a price equal to 100% of the principal amount of the senior unsecured notes, plus an applicable premium and any accrued and unpaid interest.

•	On or after March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest.

Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Cross currency interest rate swaps

On June 12, 2019, Vermilion entered into a series of cross currency interest rate swaps with a syndicate of banks.  Vermilion applied hedge accounting to these derivative instruments.  The cross currency interest rate swaps mature March 15, 2025 and include regular cash receipts and payments on March 15 and September 15 of each year.  On a net basis, the cross currency interest swaps result in Vermilion receiving US dollar interest and principal amounts equal to the interest and principal payments under the US $300.0 million of senior unsecured notes.  In exchange, Vermilion will make interest and principal payments equal to €265.0 million at a rate of 3.275%.

The cross currency interest rate swaps were executed as two separate sets of instruments:

•

US dollar to Canadian dollar ("USD-to-CAD") cross currency interest rate swaps: Vermilion receives US dollar interest and principal amounts equal to US$300.0 million of debt at 5.625% interest and pays Canadian dollar interest and principal amounts equal to $398.5 million of debt at 5.40% interest.

•

Canadian dollar to Euro ("CAD-to-EUR") cross currency interest rate swaps: Vermilion receives Canadian dollar interest and principal amounts equal to $398.5 million of debt at 5.40% interest and pays Euro interest and principal amounts equal to €265.0 million at a rate of 3.275%.

The USD-to-CAD cross currency interest swaps have been designated as the hedging instrument in a cash flow hedge to mitigate the risk of the fluctuation of interest and principal cash flows due to changes in foreign currency rates related to the Senior Unsecured Notes described above.  The forward element of the swap contract is treated as the excluded component and is initially recognized within other comprehensive income.  The excluded component is amortized to net earnings in interest expense on a systematic basis.  As the timing and amount of the cash flows received on the USD-to-CAD cross currency interest rate swaps offset the timing and amount of the cash flows paid on the senior unsecured notes, the economic relationship is expected to be highly effective.  The change in the value of the hedged item associated with a change in spot foreign exchange rates is initially recognized in other comprehensive income.  This change is reclassified from other comprehensive income to net earnings (and recorded as an foreign exchange gain or loss) to offset the associated foreign exchange gain or loss recognized on the senior unsecured notes.

The CAD-to-EUR cross currency interest rate swaps have been designated as the hedging instrument in a net investment hedge to mitigate the effective change in exchange rates on our net investments in Euro denominated foreign subsidiaries.  The change in the value of the hedged item associated with a change in spot foreign exchange rates is initially recognized in other comprehensive income.  This change is reclassified from other comprehensive income to net earnings (and recorded as a foreign exchange gain or loss) only if the net investment is disposed of by sale.  The forward element of the swap contract is treated as the excluded component and is initially recognized within other comprehensive income.  The excluded component is amortized to net earnings in interest expense on a systematic basis.